THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED FOR THE QUARTER ENDING September 30, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED, IS NO LONGER WARRANTED, OR HAS BEEN DENIED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check here if Amendment /X/; Amendment Number: 3
                                               ---------

This Amendment (Check only one.): / / is a restatement.
                                  /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
         --------------------------------
Address: 12400 High Bluff Drive, Suite 600
         --------------------------------
         San Diego, CA 92130
         --------------------------------


13F File Number:  028-06854
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ J. SITLANI           San Diego, California     01/13/12
   ---------------------------    ---------------------   -------------
          [Signature]                  [City, State]         [Date]


Report Type (Check only one.):

/X/        13F HOLDINGS REPORT.

/ /        13F NOTICE.

/ /        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 1
                                        --------------------

Form 13F Information Table Value Total: $340,084
                                        --------------------
                                            (thousands)


List of Other Included Managers:
NONE

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               FORM 13F INFORMATION TABLE

                              TITLE                VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS   SOLE     SHARED   NONE
--------------------       --------- ---------  --------  --------  --- ---- ------- ----------- ------    -------  ----
Illinois Tool Works Inc.      COM    452308109  $340,084  8,175,100  SH        SOLE              8,175,100